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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September  30, 2007
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6542
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 14, 2007
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        91
                                             ----------------------------

Form 13F Information Table Value Total:      $ 153,053
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   September 30, 2007


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----

ABB LTD-ADR                     COM     000375204      2,715  103,500  SH              Sole                103,500
ABBOTT LABORATORIES             COM     002824100      1,232   22,975  SH              Sole                 22,975
ADOBE SYSTEMS INC               COM     00724F101      3,481   79,728  SH              Sole                 79,728
AES CORPORATION                 COM     00130h105      2,118  105,700  SH              Sole                105,700
ALTRIA GROUP, INC.              COM     02209s103      1,073   15,430  SH              Sole                 15,430
AMERICAN TOWER CORP             COM     029912201      2,612   60,000  SH              Sole                 60,000
ANNALY MORTGAGE MGT.            COM     035710409        253   15,900  SH              Sole                 15,900
ANWORTH MORTGAGE ASSET CORP     COM     037347101      1,286  238,500  SH              Sole                238,500
APACHE CORP                     COM     037411105        220    2,441  SH              Sole                  2,441
ASTORIA FINANCIAL CORP.         COM     046265104      3,502  132,000  SH              Sole                132,000
AU OPTRONICS CORP-ADR           COM     002255107      2,445  144,500  SH              Sole                144,500
BE AEROSPACE INC.               COM     073302101        910   21,900  SH              Sole                 21,900
BERKSHIRE HATHAWAY CL.B         COM     084670207      1,541      390  SH              Sole                    390
BOEING COMPANY                  COM     097023105      2,137   20,350  SH              Sole                 20,350
BOSTON BEER CO.- A              COM     100557107        409    8,400  SH              Sole                  8,400
BROOKLINE BANCORP INC           COM     11373m107      1,067   92,100  SH              Sole                 92,100
CACHE, INC.                     COM     127150308      1,589   89,000  SH              Sole                 89,000
CALGON CARBON CORP.             COM     129603106      1,818  130,200  SH              Sole                130,200
CISCO SYS INC COM               COM     17275R102      4,502  135,900  SH              Sole                135,900
CLOROX COMPANY                  COM     189054109      1,051   17,240  SH              Sole                 17,240
COCA COLA CO COM                COM     191216100      4,575   79,600  SH              Sole                 79,600
COCA-COLA FEMSA S A DE C        COM     191241108        326    7,600  SH              Sole                  7,600
COMMERCE BANCORP                COM     200519106      1,745   45,000  SH              Sole                 45,000
COMPUTER SCIENCES               COM     205363104      1,132   20,250  SH              Sole                 20,250
CONCURRENT COMPUTER CORP.       COM     206710204        628  483,000  SH              Sole                483,000
CORNING, INC.                   COM     219350105      7,484  303,600  SH              Sole                303,600
CORRECTIONS CORP OF AMER        COM     22025Y407      1,377   52,600  SH              Sole                 52,600
COVANTA HOLDING CORP.           COM     22282e102      2,490  101,600  SH              Sole                101,600
DAVITA, INC.                    COM     23918k108      2,357   37,300  SH              Sole                 37,300
EBAY, INC.                      COM     278642103      2,084   53,400  SH              Sole                 53,400
EMC CORPORATION                 COM     268648102      2,342  112,600  SH              Sole                112,600
ENDEAVOUR MINING CAPITAL        COM     g3040r109        990  103,000  SH              Sole                103,000
ENERGEN CORP.                   COM     29265n108        206    3,600  SH              Sole                  3,600
ENERGYSOUTH INC                 COM     292970100        294    5,831  SH              Sole                  5,831
EXXON MOBIL CORP.               COM     30231G102      1,330   14,370  SH              Sole                 14,370
FOUNDRY NETWORKS                COM     35063r100      1,759   99,000  SH              Sole                 99,000
FPL GROUP                       COM     302571104        220    3,618  SH              Sole                  3,618
GAMESTOP CORP.                  COM     36467w109        569   10,100  SH              Sole                 10,100
GAYLORD ENTERTAINMENT CO.       COM     367905106      3,026   56,850  SH              Sole                 56,850
HARSCO CORP.                    COM     415864107      1,185   20,000  SH              Sole                 20,000
HEWLETT-PACKARD CO.             COM     428236103      4,312   86,600  SH              Sole                 86,600
HEXCEL CORP.                    COM     428291108        972   42,800  SH              Sole                 42,800
HJ HEINZ CO                     COM     423074103      4,144   89,700  SH              Sole                 89,700
INVERNESS MEDICAL INNOVATION    COM     46126p106        929   16,800  SH              Sole                 16,800
JOHNSON & JOHNSON               COM     478160104        981   14,931  SH              Sole                 14,931
KRAFT FOODS, INC.               COM     50075n104      6,806  197,215  SH              Sole                197,215
L.G. PHILIPS LCD-ADR            COM     50186v102      2,303   96,200  SH              Sole                 96,200
LAWSON SOFTWARE INC.            COM     52078p102      1,937  193,500  SH              Sole                193,500
LEVEL 3 COMMUNICATIONS          COM     52729n100        422   90,800  SH              Sole                 90,800
MFA MORTGAGE INVESTMENTS        COM     55272x102      1,747  217,000  SH              Sole                217,000
MGI PHARMA, INC.                COM     552880106        835   30,050  SH              Sole                 30,050
NATIONAL FUEL GAS CO.           COM     636180101        726   15,500  SH              Sole                 15,500
NEWELL COMPANY                  COM     651229106        663   23,000  SH              Sole                 23,000
NICE SYSTEMS LTD-ADR            COM     653656108      2,466   68,800  SH              Sole                 68,800
OMNITURE, INC.                  COM     68212s109      2,756   90,900  SH              Sole                 90,900
OMNIVISION TECHNOLOGIES         COM     682128103      2,184   96,100  SH              Sole                 96,100
PDL BIOPHARMA INC.              COM     69329y104      1,947   90,100  SH              Sole                 90,100
PEPSICO INC.                    COM     713448108      4,940   67,425  SH              Sole                 67,425
PG&E CORP.                      COM     69331c108      1,570   32,855  SH              Sole                 32,855
PMC-SIERRA INC                  COM     69344F106      1,429  170,340  SH              Sole                170,340
PPL CORP.                       COM     69351t106      1,702   36,758  SH              Sole                 36,758
PROCTOR & GAMBLE                COM     742718109      3,836   54,541  SH              Sole                 54,541
REALNETWORKS, INC.              COM     75605l104        203   30,000  SH              Sole                 30,000
REPUBLIC SERVICES               COM     760759100      1,864   56,975  SH              Sole                 56,975
SANDISK CORP.                   COM     80004c101        832   15,100  SH              Sole                 15,100
SARA LEE CORP.                  COM     803111103      2,191  131,300  SH              Sole                131,300
SEAGATE TECHNOLOGY              COM     g7945j104      1,601   62,600  SH              Sole                 62,600
SHUTTERFLY INC.                 COM     82568p304      1,902   59,600  SH              Sole                 59,600
SIRIUS SATELLITE RADIO          COM     82966u103      1,621  464,500  SH              Sole                464,500
SMART BALANCE INC.              COM     83169y108        199   16,100  SH              Sole                 16,100
STREETTRACKS GOLD TRUST         COM     863307104        676    9,200  SH              Sole                  9,200
TASER INT'L                     COM     87651b104      2,372  151,200  SH              Sole                151,200
TRANSITION THERAPEUTICS, INC.   COM     893716209        282   21,066  SH              Sole                 21,066
TRANSOCEAN OFFSHORE INC.        COM     g90078109      2,431   21,500  SH              Sole                 21,500
WALT DISNEY                     COM     254687106      1,193   34,700  SH              Sole                 34,700
WOODWRAD GOVERNOR CO.           COM     980745103      1,610   25,800  SH              Sole                 25,800
WRIGLEY WM JR COMPANY           COM     982526105      2,421   37,700  SH              Sole                 37,700
YAHOO! INC                      COM     984332106      3,167  118,000  SH              Sole                118,000
ZARLINK SEMICONDUCTOR           COM     989139100        157  112,800  SH              Sole                112,800
BZH PUTS 1/19/2008 15.00        PUT     07556q8mc        419      590  SH    PUT       Sole                    590
CCRT PUTS 10/20/2007 35.00      PUT     20478n8vg        410      313  SH    PUT       Sole                    313
DHI PUTS 11/17/2007 25.00       PUT     23331a8we        500      420  SH    PUT       Sole                    420
FMD PUTS 3/22/2008 35.00        PUT     3207718og        360      922  SH    PUT       Sole                    922
IMB PUTS 10/20/2007 30.00       PUT     4566078vf        449      670  SH    PUT       Sole                    670
MLM PUTS 4/19/2008 125.00       PUT     5732848pe        548      522  SH    PUT       Sole                    522
ADBE CALLS 1/19/2008 42.50      CALL    00724f9av        533    1,440  SH    CALL      Sole                  1,440
GE CALLS 1/19/2008 40.00        CALL    3696049ah        513    1,775  SH    CALL      Sole                  1,775
GLW CALLS 11/17/2007 25.00      CALL    2193509ke        351    2,807  SH    CALL      Sole                  2,807
GOOG CALLS 1/19/2008 490.00     CALL    38259p9ak        675       75  SH    CALL      Sole                     75
KO CALLS 1/19/08 52.50          CALL    1912169ax      1,239    2,137  SH    CALL      Sole                  2,137
YHOO CALLS 1/19/2008 25.00      CALL    9843329ae        647    1,904  SH    CALL      Sole                  1,904



REPORT SUMMARY               91 DATA RECORDS   153,053     1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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